Shareholder Report, Average Annual Return (Details) 196919_Pacer Pacific Asset Floating Rate High Income ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Aristotle Pacific Floating Rate High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Aristotle Pacific Floating Rate High Income ETF NAV
Average Annual Return, Percent	7.13%	5.91%	4.81%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
Morningstar LSTA U.S. Leveraged Loan 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent	6.64%	6.06%	5.34%